Property, plant and equipment (Details Narrative) - Alps Global Holding Berhad [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,591,861	$ 3,035,875
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ 10,109